WARRANTS - Additional Information (Details)						3 Months Ended		12 Months Ended
	Feb. 28, 2025 USD ($) shares	Feb. 17, 2025 shares	May 01, 2024 USD ($)	Nov. 13, 2023 USD ($) Days $ / shares shares	Jun. 16, 2023 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 12, 2023 $ / shares	Jun. 12, 2023 shares	Jan. 31, 2023 $ / shares shares
Warrants
Exercise price of warrants									$ 11.5
Common stock, par value (in dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001
Warrants additional paid in capital | $					$ 2,511,759				$ 2,351,414
Incremental fair value of warrants | $						$ (127,300)	$ (3,311)	$ (2,109,904)	(1,766,513)
Amount from issued pre-funded warrants | $								2,180,522
Equity classified warrants | $						$ 355,102		$ 1,192,218	$ 335,210
Liqueous Settlement Agreement [Member]
Warrants
Loss on settlement of pre-funded warrants | $	$ 2,026,380
Incremental fair value of warrants | $	1,050,000
Equity classified warrants | $	$ 665,410
Outstanding pre-funded warrants issued | shares	3,647,416
Remaining outstanding pre-funded warrants issued | shares	171,706
Issuance of pre-funded warrants exercisable into common stock | shares	9,360,888
Liqueous Settlement Agreement [Member] | March 2025 Pre-Funded Warrants [Member]
Warrants
Outstanding pre-funded warrants issued | shares						3,647,416
Pre-Funded Warrant Purchase Program [Member]
Warrants
Warrants issued | shares								837,116
Maximum purchase price of pre-funded warrants | $			$ 15,000,000
Purchase price equal percentage			150.00%
Pre-funded warrant purchase price exercisable period			5 years
Purchase price per share minimum percentage of closing price per share on day immediately preceding date of purchase			110.00%
Effective direct or indirect discount to market price percentage			30.00%
Amount from issued pre-funded warrants | $								$ 2,139,866
Warrants exercised during the period | shares								0
Maximum | Pre-Funded Warrant Purchase Program [Member]
Warrants
Percentage common stock exercise price								140.00%
Minimum | Pre-Funded Warrant Purchase Program [Member]
Warrants
Percentage common stock exercise price								125.00%
Common Stock [Member]
Warrants
Share issued price												$ 400
Common Stock [Member] | Liqueous Settlement Agreement [Member] | March 2025 Pre-Funded Warrants [Member]
Warrants
Issuance of pre-funded warrants exercisable into common stock | shares		3,647,416
Junior Notes not Repaid Nine Months after Issuance [Member]
Warrants
Warrants issued | shares								309,315
Public Warrants [Member]
Warrants
Class of warrant or right outstanding | shares						16,710,785		417,770				16,710,785
Warrants exercisable term after the completion of a business combination						30 days		30 days
Warrants and rights outstanding term						5 years		5 years
Share issued price										$ 460
Public Warrants [Member] | Common Stock [Member]
Warrants
Exercise price of warrants						$ 460		$ 460
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Common Stock Equals or Exceeds $10.00 [Member]
Warrants
Threshold number of trading days before sending notice of redemption to warrant holders						3 days		3 days
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Common Stock Equals or Exceeds 400.00 [Member]
Warrants
Redemption price per warrant (in dollars per share)						$ 16		$ 16
Minimum threshold written notice period for redemption of public warrants						30 days		30 days
Stock price trigger for redemption of warrants (in dollars per share)						$ 400		$ 400
Threshold trading days for redemption of warrants						20 days		20 days
Threshold consecutive trading days for redemption of warrants						30 days		30 days
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Common Stock Equals or Exceeds 720.00 [Member]
Warrants
Redemption price per warrant (in dollars per share)						$ 0.4		$ 0.4
Minimum threshold written notice period for redemption of public warrants						30 days		30 days
Stock price trigger for redemption of warrants (in dollars per share)						$ 720		$ 720
Threshold trading days for redemption of warrants						20 days		20 days
Threshold consecutive trading days for redemption of warrants						30 days		30 days
Threshold number of trading days before sending notice of redemption to warrant holders						3 days		3 days
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Common Stock Is Less Than $720.00 [Member]
Warrants
Stock price trigger for redemption of warrants (in dollars per share)						$ 720		$ 720
Threshold trading days for redemption of warrants						20 days		20 days
Threshold consecutive trading days for redemption of warrants								30 days
Junior Note Warrants [Member]
Warrants
Warrants to purchase company common stock | shares				550,000
Sale price of warrants				$ 5
Warrants expire date				Dec. 06, 2028
Proceeds from issuance of private placement | $				$ 5,500,000
Warrants outstanding, exercise price				$ 5
Junior Note Warrants [Member] | Junior Notes not Repaid Six Months after Issuance [Member]
Warrants
Percentag of cash exercise price equal to volume weighted average price				120.00%
Percentage of additional warrants on principal				25.00%
Common stock trading days immediately prior to issuance | Days				10
Junior Note Warrants [Member] | Junior Notes not Repaid Nine Months after Issuance [Member]
Warrants
Percentag of cash exercise price equal to volume weighted average price				120.00%
Percentage of additional warrants on principal				25.00%
Common stock trading days immediately prior to issuance | Days				10
Senior Note Warrants [Member]
Warrants
Warrants to purchase company common stock | shares					47,238						287,972
Sale price of warrants					$ 41.2
Warrants expire date					Jun. 23, 2028
Proceeds from issuance of private placement | $					$ 9,225,000
Aggregate fair value of warrants | $					$ 3,401,366
Warrants outstanding, exercise price					$ 41.2
August 2024 Warrants Issued with Junior Notes [Member]
Warrants
Class of warrant or right outstanding | shares						19,892		19,892
Equity classified warrants | $						$ 19,892		$ 19,892
Debt issuance costs | $						$ 40,657		$ 40,657
August 2024 Warrants Issued with Junior Notes [Member] | Maximum
Warrants
Sale price of warrants						$ 3.18		$ 3.18
Warrants outstanding, exercise price						3.18		3.18
August 2024 Warrants Issued with Junior Notes [Member] | Minimum
Warrants
Sale price of warrants						2.18		2.18
Warrants outstanding, exercise price						$ 2.18		$ 2.18
Pre-Funded Warrants [Member] |
Warrants
Warrants additional paid in capital | $	$ 3,075,444
Equity classified warrants | $						$ 0		$ 837,116
Pre-Funded Warrants [Member] | | Liqueous Settlement Agreement [Member]
Warrants
Class of warrant or right outstanding | shares	9,360,888